Taxation	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Taxation
9	Taxation
(a)	Income tax expense

Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(vi)	Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(vii)	Hong Kong

Under the current tax laws of Hong Kong, TME HK is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operations in Hong Kong. Dividends from TME HK is exempted from withholding tax.

(iii)	PRC

Under the Corporate Income Tax (“CIT”) Law, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%. except for available preferential tax treatment, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”) and “Software Enterprise” (“SE”), and enterprise established in certain special economic development zones. In accordance with the implementation rules of the CIT Law, a qualified HNTE is eligible for a preferential tax rate of 15% and a SE is entitled to an exemption from income taxation for the first two years, commencing from the year the enterprise makes profit, and a reduction of half tax rate for the next three years.

Guangzhou Kugou, Beijing Kuwo and Guangzhou Fanxing Entertainment Information Technology Co., Ltd. have been recognized as HNTE by relevant government authorities and were entitled to preferential tax rate of 15% for the years ended December 31, 2017, 2018 and 2019. Yeelion Online was qualified as SE and has entitled to tax holiday starting from the year ended December 31, 2017 (i.e. its first profitable year in 2017). Yeelion Online was entitled to a reduced tax rate of 12.5% for the year ended December 31, 2019.

TME Tech Shenzhen was established in Qianhai, Bonded Zone of Shenzhen in 2017 and was entitled to an preferential tax rate of 15% as it met the requirements set out by local tax authorities, therefore, income tax for TME Tech Shenzhen was provided and paid at the preferential tax rate of 15%, as it met the requirements set out by local tax authorities, and accordingly income tax for TME Tech Shenzhen was provided and paid at the preferential tax rate of 15% for the year ended December 31, 2017. However, TME Tech Shenzhen was further assessed and approved by the relevant government authorities as a SE in 2018 and entitled to the relevant tax holiday which became applicable since year ended December 31, 2017. Refund for the income tax paid for 2017 was received and recognized in 2018. After the tax holiday, TME Tech Shenzhen was entitled to a reduced tax rate of 12.5% for the year ended December 31, 2019.

In addition, for the years ended. December 31, 2018 and 2019, certain subsidiaries of the Group were established in a special economic development zone and entitled to a tax concession of exemption from CIT for five years, commencing from the first profitable year. Furthermore, the Group also has certain subsidiaries subject to other preferential tax treatment for certain reduced tax rates of 5% to 10%.

9	Taxation (Continued)
(a)	Income tax expense (Continued)

The income tax expense of the Group are analyzed as follows:

	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Current income tax	353	255	703
Deferred income tax (note b)	(75)	(84)	(140)
Total income tax expense	278	171	563

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2017, 2018 and 2019, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Profit before income tax expense	1,597	2,003	4,540
Tax calculated at a tax rate of 25%	399	501	1,135
Effects of different tax rates applicable to different subsidiaries of the Group	(56)	396	(36)
Effects of tax holiday on assessable profit of certain subsidiaries	(39)	(530)	(88)
Effects of tax holiday of a subsidiary recognized for prior year	-	(116)	-
Effects of preferential tax rate on assessable profit of certain subsidiaries	(161)	(230)	(556)
Expense not deductible for tax purposes	107	156	133
Income not subject to tax	(10)	(2)	-
Unrecognized deferred income tax assets	81	37	16
Utilization of previously unrecognized tax assets	(45)	(40)	(50)
Others	2	(1)	9
	278	171	563

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	39	646	88
Per ordinary share effect—basic	0.01	0.21	0.03
Per ordinary share effect—diluted	0.01	0.20	0.03

The Group’s profit before tax consists of:

	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Non-PRC	266	(1,579)	470
PRC	1,331	3,582	4,070
	1,597	2,003	4,540

9	Taxation (Continued)
(b)	Deferred income tax

	As at December 31,
	2018	2019
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	39	61
Deferred revenue	30	46
Accruals	40	74
Deemed distribution arising from carve out of Tencent Music Business	19	13
Others	3	6
Total deferred tax assets	131	200
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(8)
Net deferred tax assets	123	192
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	362	305
Total deferred tax liabilities	362	305
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(8)
Net deferred liabilities	354	297

The recovery of deferred income tax:

	As at December 31,
	2018	2019
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	44	43
to be recovered within 12 months	79	149
	123	192
Deferred tax liabilities:
to be recovered after more than 12 months	284	229
to be recovered within 12 months	70	68
	354	297

9	Taxation (Continued)
(b)	Deferred income tax (Continued)

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Deemed distribution	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2018	6	24	45	25	6	106
Credited/(charged) to income statement	33	6	(5)	(6)	(3)	25
At December 31, 2018	39	30	40	19	3	131
Credited/(charged) to income statement	22	16	34	(6)	3	69
At December 31, 2019	61	46	74	13	6	200

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses. Management will continue to assess the recognition of deferred income tax assets in future reporting periods. As at December 31, 2018 and 2019, the Group did not recognize deferred income tax assets of RMB116 and RMB42 million respectively in respect of cumulative tax losses amounting to, RMB511 million and RMB436 million respectively. These tax losses will expire from 2020 to 2024.

The movements of deferred income tax liabilities were as follows:

	Intangible assets RMB’million	Others RMB’million	Total RMB’million
At January 1, 2018	300	5	305
Credited to income statement	(54)	(5)	(59)
Business combination	116	-	116
At December 31, 2018	362	-	362
Credited to income statement	(71)	-	(71)
Business combination	14	-	14
At December 31, 2019	305	-	305